Accounts Receivable, Net (Details Textual) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounts Receivable, Net (Textual)
Allowance for doubtful accounts	¥ 6,892